Long Term Debt Investment (Details)	1 Months Ended
Mar. 31, 2023 USD ($)
Long Term Debt Investment [Abstract]
Long term debt amount	$ 6,000,000
Percentage of loan rate	12.00%
Investment income	$ 171,616